TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW                                                 4
      MESSAGE FROM THE MANAGERS                                         5
      FINANCIAL INFORMATION
         Portfolio of Investments                                       9
         Notes to Portfolio of Investments                             30
         Statement of Assets and Liabilities                           31
         Statement of Operations                                       32
         Statements of Changes in Net Assets                           33
         Notes to Financial Statements                                 34





IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA GROWTH STRATEGY FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.




    USAA FAMILY OF FUNDS SUMMARY

FUND TYPE/NAME                RISK
----------------------------------------------
            CAPITAL APPRECIATION
----------------------------------------------
Aggressive Growth             Very high
Capital Growth                Very high
Emerging Markets              Very high
First Start Growth            Moderate to high
Gold                          Very high
Growth                        Moderate to high
Growth & Income               Moderate
International                 Moderate to high
Science & Technology          Very high
Small Cap Stock               Very high
World Growth                  Moderate to high
----------------------------------------------
              ASSET ALLLOCATION
----------------------------------------------
Balanced Strategy             Moderate
Cornerstone Strategy          Moderate
Growth and Tax Strategy       Moderate
Growth Strategy               Moderate to high
Income Strategy               Low to moderate
----------------------------------------------
              INCOME - TAXABLE
----------------------------------------------
GNMA Trust                    Low to moderate
High-Yield Opportunities      High
Income                        Moderate
Income Stock                  Moderate
Intermediate-Term Bond        Low to moderate
Short-Term Bond               Low
----------------------------------------------
             INCOME - TAX EXEMPT
----------------------------------------------
Long-Term                     Moderate
Intermediate-Term             Low to moderate
Short-Term                    Low
State Bond/Income             Moderate
----------------------------------------------
                  INDEXES
----------------------------------------------
Extended Market Index         High
Global Titans Index           Moderate to high
Nasdaq-100 Index              Very high
S&P 500 Index                 Moderate
----------------------------------------------
                MONEY MARKET
----------------------------------------------
Money Market                  Low
Tax Exempt Money Market       Low
Treasury Money Market Trust   Low
State Money Market            Low
----------------------------------------------

ALL FUNDS REQUIRE A MINIMUM $3,000 INVESTMENT.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICE MARK)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS OT MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.




MESSAGE FROM THE PRESIDENT

[PHOTOGRAGH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J. C. ROTH, CFA, APPEARS HERE.]

I started off in the investment business in late 1972. I believe that I could sit down and give you at least a thumbnail sketch of what made every year between then and now unique. The first two years, '73 and '74, were dreadful. In '75 and '76 if you missed January, you missed the year. And so it would go right up to the consecutively incredible years from '95 through '98, and the really incredible '99. Everyone who lives through such experiences will craft some set of beliefs that will serve as a guide to the process of investing. And different people will glean different wisdom from their experience. For me, the experience has led to these beliefs:

      - No one forecasts markets accurately.

      - Therefore, controlling risk is very important.

      - Risk is best controlled by the way you allocate your assets.

USAA's Asset Strategy funds offer an array of choices for controlling your investment risk. Cornerstone and Growth Strategy funds have portfolios that are 75% to 80% in equities. The Balanced and Growth and Tax Strategy funds are more conservative, while Income Strategy adds 20% equities to a fixed-income portfolio.

In short, the Asset Strategy funds offer a spectrum of risk and expected return, and, in a year like we've seen in 2000, provide an excellent way to confront a very challenging market. They are simple and effective risk control investment tools.

Sincerely,

Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.




INVESTMENT REVIEW

USAA GROWTH STRATEGY FUND

OBJECTIVE: High total return, with reduced risk over time, through an asset allocation strategy that emphasizes capital appreciation and gives secondary emphasis to income.

TYPES OF INVESTMENTS: Invests principally in large-cap stocks, small-cap stocks, international stocks, bonds, and money market instruments.

--------------------------------------------------------------------------------
                                           11/30/00             5/31/00
--------------------------------------------------------------------------------
  Net Assets                            $294.6 Million       $314.9 Million
  Net Asset Value Per Share                 $13.80               $15.59
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/00
--------------------------------------------------------------------------------
  5/31/00 TO 11/30/00(+)    1 YEAR       5 YEARS    SINCE INCEPTION ON 9/1/95
         -7.44%             -2.96%       11.74%              11.84%
--------------------------------------------------------------------------------

(+) TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.




                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Growth Strategy Fund to the S&P 500 Index for the period of 9/01/95 through 11/30/00. The data points from the graph are as follows:


               USAA GROWTH          S&P 500
              STRATEGY FUND          INDEX
              -------------         -------

09/01/95       $10,000              $10,000
11/30/95        10,330               10,840
05/31/96        12,776               12,117
11/30/96        12,999               13,858
05/31/97        13,764               15,684
11/30/97        14,381               17,809
05/31/98        15,432               20,493
11/30/98        15,349               22,026
05/31/99        16,738               24,803
11/30/99        18,547               26,628
05/31/00        19,444               27,399
11/30/00        17,998               25,503

DATA SINCE INCEPTION ON 9/1/95 THROUGH 5/31/00.

THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA GROWTH STRATEGY FUND TO THE S&P 500 INDEX, AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.




MESSAGE FROM THE MANAGERS

[PHOTOGRAPH OF THE PORTFOLIO MANAGERS APPEARS HERE: KEVIN P. MOORE (INTERNATIONAL STOCKS); JOHN K. CABELL, JR., CFA (SMALL-CAP STOCKS); ERIC M. EFRON, CFA (SMALL-CAP STOCKS); DAVID G. PARSONS, CFA (ALLOCATION MANAGER AND LARGE-CAP STOCKS); PAMELA BLEDSOE NOBLE, CFA (MONEY MARKET INSTRUMENTS); PAUL H. LUNDMARK, CFA (BONDS); AND ALBERT C. SEBASTIAN, CFA (INTERNATIONAL STOCKS).]

FUND OVERVIEW

Fears of rising energy costs, tighter bank lending standards leading to a slowing economy, and uncertainty regarding the United States presidential election have conspired to make this a particularly difficult six months in the financial markets. The broader international and domestic equity indices are generally down. Domestic large-cap value stocks outperformed growth (a rare event in recent years) by being generally flat, while higher-grade corporate bonds held their own. U.S. Treasury obligations were among the best-performing asset classes with their status as "safe haven" investments.

Against this backdrop, the USAA Growth Strategy Fund did not perform well. For the six months ended November 30, 2000, the Fund returned -7.44%, which failed to keep pace with the -1.74% return of the Lipper Flexible Portfolio Fund Average. Our larger allocation to equity securities than in the average flexible portfolio fund, and the poor performance of equities in general, negatively affected the Fund's performance. While we are not satisfied with the Fund's performance this period, we believe the Fund is well-positioned to take advantage of the possible opportunities ahead.

LARGE-CAPITALIZATION STOCKS

Over the last six  months,  the  domestic  large-cap  equity  sector of the Fund underperformed the S&P 500. Our weakest areas were communications and technology, where communications equipment (Lucent Technologies), services (VeriSign and Exodus), wireless (Nextel and Sprint PCS), and imaging (Xerox) proved troublesome. The Fund had strong performance from names in the aerospace (Boeing) and consumer staples (Quaker Oats, Sysco, Heinz, and Kimberly-Clark) areas, as well as individual names in technology (Juniper Networks), electric utilities (Duke Energy, Dominion Resources, and Southern Company), and transportation (Southwest Airlines).


REFER TO THE BOTTOM OF PAGE 4 FOR THE S&P 500 INDEX DEFINITION.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

LIPPER ANALYTICAL SERVICES, INC. IS AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. THE LIPPER FLEXIBLE PORTFOLIO FUNDS AVERAGE IS THE AVERAGE OF FUNDS THAT ALLOCATE INVESTMENTS ACROSS VARIOUS ASSET CLASSES, INCLUDING DOMESTIC COMMON STOCKS, BONDS, AND MONEY MARKET INSTRUMENTS WITH A FOCUS ON TOTAL RETURN.


OUTLOOK FOR LARGE-CAP STOCKS

The prospects for a slowing economy and tighter bank lending standards mentioned above provide us with not only potential risks, but also opportunities. The equity markets are notorious for overreacting in times of uncertainty and turmoil such as these. The large-cap equity sector of the Fund remains fully diversified across economic sectors and industries, not only to minimize the effects of potential risks, but also to take advantage of possible opportunities as they arise.

SMALL-CAPITALIZATION STOCKS

The small-cap category of the Fund invests in companies with market capitalizations equal to or lower than the largest market-capitalization stock in the Standard & Poor's SmallCap 600 Index. This category focuses on a two-pronged approach to achieve balanced returns between growth and value. The growth companies we invest in have the potential for rapid earnings growth, are innovative, and well-positioned to take advantage of long-term social and economic trends. The value component concentrates on stocks that appear "cheap" based on various operating metrics.

OUTLOOK FOR SMALL-CAP STOCKS

The economy, beset by lackluster consumer spending, declining auto production, a falloff in the pace of single-family home construction, and consistently higher energy prices, provided further evidence that Wall Street earnings projections for domestic equities may still be too high. As estimates adjust to reflect the substantial slowdown in the economy, high-flying growth stocks may experience severe multiple compression. In the vein of this economic forecast, the small-cap category is ramping up its exposure to value stocks, which include Avery Dennison, Smithfield Foods, Radian Group, and Waste Connections.

INTERNATIONAL

DEVELOPED MARKETS (EXCEPT JAPAN) - European equity markets were down for the period, but did outperform other international markets. The more defensive sectors, such as health care, utilities, financials, and consumer staples, registered positive returns for the period. Telecommunication services and information technology sectors, which were the best performers earlier in the year, were down substantially.

Canada was the only market to register a positive return for the period. Banking and insurance stocks performed particularly well, while our holdings in technology performed poorly.

JAPAN - Japan underperformed most other developed markets for the period, as the inflated valuations surrounding many Internet-related stocks proved completely unsustainable. A number of prominent bankruptcies in the retail and insurance industries also hurt equity performance. Our holdings in information technology and telecom services as well as our consumer cyclical stocks performed poorly.

EMERGING MARKETS - The last six months have been a volatile period for emerging markets. The combination of technology-sector and political concerns has put the pressure on Asian markets. Mexico and Brazil have enjoyed a strong six months of growth in gross domestic products and falling inflation, while the rest of Latin America has been embroiled in political problems. Within the Central European markets, Russia performed well with rising oil prices. South Africa suffered from falling growth prospects, while Israel benefited from falling inflation and interest rates. Turkey has suffered from a slowing restructuring process.


THE S&P SMALLCAP 600 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P SMALLCAP 600 INDEX.


BONDS

We manage the bond sector so that income is the primary component of total return. Over the past six months, interest rates have dropped significantly. Yet, while investors feel that the economy is slowing too much and could be heading for a hard landing, we believe that investors are overreacting. It's true that there has been a slowdown, but overall the economy remains strong. We also believe that there could be potential for non-Treasury securities to perform very well in this soft-landing scenario.

Because of our income orientation and risk/reward analysis, we continue to favor investments in the SPREAD sectors of the bond market -- such as corporate bonds and mortgage- and asset-backed securities -- rather than Treasuries. This investment style has hurt us over the past six months. While Treasury prices have gone up, the prices of most of our corporate bonds have lagged or even declined. Two exceptions included Imperial Bancorp and Waste Management. Imperial Bancorp is being acquired by a stronger-rated company, and Waste Management has improved its operations. Overall, our mortgage- and asset-backed securities performed well.

OUTLOOK FOR BONDS

Looking to the future, we feel that the economy will continue to moderate and not crash, which could bring an increase in the relative value of non-Treasury securities. However, our view -- and the composition of the bond portfolio -- could change if energy prices continue to rise or if banks tighten their lending standards too dramatically, causing a credit crunch for corporations.




-------------------------------------   ----------------------------------------
         TOP 10 INDUSTRIES                       TOP 10 EQUITY HOLDINGS
         (% OF NET ASSETS)                          (% OF NET ASSETS)
-------------------------------------   ----------------------------------------
Drugs                             6.5   General Electric Co.                 2.5
Banks - Major Regional            5.3   Cisco Systems, Inc.                  1.7
U.S. Government                   4.3   Exxon Mobil Corp.                    1.6
Computer Software & Service       4.2   Pfizer, Inc.                         1.6
Finance - Diversified             4.0   Wal-Mart Stores, Inc.                1.6
Oil - International Integrated    3.8   Microsoft Corp.                      1.4
Telephones                        3.6   Citigroup, Inc.                      1.3
Electrical Equipment              3.2   Merck & Co., Inc.                    1.3
Communication Equipment           3.0   American International Group, Inc.   1.2
Real Estate Investment Trusts     3.0   Intel Corp.                          1.2
-------------------------------------   ----------------------------------------




                                ASSET ALLOCATION
                                    11/30/00

A pie chart is shown here depicting the Asset Allocation as of November 30, 2000 of the USAA Growth Strategy Fund to be:

Large-Cap Stocks - 56.2%; Bonds - 19.1%; International Securities - 15.8%; Small-Cap Stocks - 7.6%; and Money Market Instruments - 1.0%.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.


YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 9-29.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.




USAA GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
(UNAUDITED)

                                                                        MARKET
   NUMBER                                                               VALUE
 OF SHARES                      SECURITY                                (000)
--------------------------------------------------------------------------------
                        INTERNATIONAL SECURITIES (15.8%)
                          INTERNATIONAL STOCKS (15.8%)

            ARGENTINA (0.1%)
   88,200   PC Holdings S.A. "B"                                        $    125
--------------------------------------------------------------------------------
            AUSTRALIA (0.0%)(a)
    3,200   CSL Ltd.                                                          61
  122,300   Pasminco Ltd.                                                     46
--------------------------------------------------------------------------------
                                                                             107
--------------------------------------------------------------------------------
            AUSTRIA (0.3%)
    7,100   Bank Austria AG                                                  347
    5,707   Boehler Uddeholm AG                                              176
    2,000   VA Technologie AG                                                 62
    5,600   Vienna Airport (Flughafen Wien)                                  196
--------------------------------------------------------------------------------
                                                                             781
--------------------------------------------------------------------------------
            BRAZIL (0.2%)
  700,000   Banco Itau S.A. (Preferred)                                       53
    3,500   Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR     118
    7,300   Companhia de Bebidas das Americas ADR                            154
    3,600   Embratel Participacoes S.A. ADR                                   44
    5,030   Petroleo Brasileiro S.A. (Preferred)                             121
    3,500   Uniao de Bancos Brasileiros S.A. (Unibanco) GDR                   78
--------------------------------------------------------------------------------
                                                                             568
--------------------------------------------------------------------------------
            CANADA (1.6%)
   24,900   Anderson Exploration Ltd. *                                      456
    7,800   Bank of Montreal                                                 363
    9,936   C-MAC Industries, Inc. *                                         408
    9,600   Canadian Imperial Bank of Commerce                               281
   25,000   Canadian National Railway Co.                                    786
   13,700   Manulife Financial Corp.                                         355
   18,200   Nexen, Inc.                                                      429
   16,500   Nortel Networks Corp.                                            623
   12,300   Sun Life Financial Services                                      262
   24,800   Suncor Energy, Inc.                                              549
   11,900   Toronto-Dominion Bank                                            307
--------------------------------------------------------------------------------
                                                                           4,819
--------------------------------------------------------------------------------
            CHINA (0.1%)
   24,000   China Mobile Ltd. *                                              131
  426,000   China Petroleum and Chemical Corp. "H" *                          75
--------------------------------------------------------------------------------
                                                                             206
--------------------------------------------------------------------------------
            DENMARK (0.3%)
   71,142   Nordic Baltic Holding *                                          508
    9,700   Tele Danmark A/S "B"                                             390
--------------------------------------------------------------------------------
                                                                             898
--------------------------------------------------------------------------------
            FINLAND (0.9%)
   18,426   Metso OYJ                                                        174
   44,100   Nokia Corp. ADR                                                1,885
    9,950   Perlos Corp.                                                     184
    9,900   Sampo Insurance Co. "A"                                          488
--------------------------------------------------------------------------------
                                                                           2,731
--------------------------------------------------------------------------------
            FRANCE (1.3%)
    6,600   Accor S.A.                                                       249
    8,651   Aventis S.A.                                                     678
   10,403   CNP Assurances                                                   356
   11,600   Coflexip ADR                                                     667
    3,000   Eramet Group                                                     116
    3,000   ISIS S.A.                                                        208
    4,800   Renault S.A.                                                     229
    6,600   Rhodia S.A.                                                       86
   13,507   Total Fina S.A. ADR                                              954
    3,400   Valeo S.A.                                                       157
--------------------------------------------------------------------------------
                                                                           3,700
--------------------------------------------------------------------------------
            GERMANY (0.6%)
   10,400   Continental AG                                                   150
   12,000   Merck KGaA                                                       466
    2,080   SAP AG                                                           219
   13,940   E. on AG                                                         788
--------------------------------------------------------------------------------
                                                                           1,623
--------------------------------------------------------------------------------
            HONG KONG (0.0%)(a)
    2,500   Hutchison Whampoa Ltd.                                            30
   78,000   South China Morning Post Holdings                                 51
--------------------------------------------------------------------------------
                                                                              81
--------------------------------------------------------------------------------
            HUNGARY (0.0%)(a)
    2,600   Magyar Tavkozlesi Rt. (MATAV) ADR                                 41
--------------------------------------------------------------------------------
            INDIA (0.2%)
    4,300   Himachal Futuristic Communications Ltd.                          127
   16,300   Hindustan Lever Ltd.                                              67
      775   Infosys Technologies Ltd.                                        118
   13,000   Satyam Computer Services Ltd.                                     94
    2,900   Videsh Sanchar Nigam Ltd.                                         18
--------------------------------------------------------------------------------
                                                                             424
--------------------------------------------------------------------------------
            ISRAEL (0.1%)
    5,997   Bank Hapoalim Ltd.                                                16
    2,500   Blue Square Ltd. ADR                                              30
    2,000   Check Point Software Technologies Ltd. *                         205
    1,110   Teva Pharmaceutical Industries Ltd. ADR                           73
--------------------------------------------------------------------------------
                                                                             324
--------------------------------------------------------------------------------
            ITALY (0.6%)
    9,400   ENI S.p.A. ADR                                                   574
   93,100   Italgas S.p.A.                                                   415
    5,757   Seat Pagine Gialle S.p.A                                          14
   18,000   Telecom Italia S.p.A.                                            208
   84,800   Telecom Italia S.p.A. Savings                                    460
--------------------------------------------------------------------------------
                                                                           1,671
--------------------------------------------------------------------------------
            JAPAN (2.2%)
    4,700   Asatsu DK                                                        119
    7,000   Daibiru Corp.                                                     55
   12,000   Fujitsu Ltd.                                                     191
    1,000   Internet Initiative, Inc. ADR *                                   10
    6,000   Ito-Yokado Co. Ltd.                                              300
    1,400   Lawson, Inc.                                                      48
    4,600   Meitec Corp.                                                     168
   26,000   Mitsui Fudosan Co. Ltd.                                          301
    3,500   Murata Manufacturing Co. Ltd.                                    467
   48,000   Nikko Securities Co. Ltd.                                        367
       58   Nippon Telegraph & Telephone Corp. (NTT)                         499
       16   NTT Mobile Communication Network, Inc.                           408
    5,000   Paris Miki, Inc.                                                 141
    3,000   Pasona Softbank, Inc.                                             39
      700   Ryohin Keikaku Co.                                                32
    5,550   Sanix, Inc.                                                      287
    6,000   Shin-Etsu Chemical Co. Ltd.                                      268
    8,000   Sony Corp.                                                       603
   40,000   Sumitomo Corp.                                                   316
   18,000   Sumitomo Electric Industries Ltd.                                308
   12,000   Takeda Chemical Industries Ltd.                                  742
   55,000   Toshiba Corp.                                                    389
       88   West Japan Railway                                               395
    6,800   Zenrin Co. Ltd.                                                  125
--------------------------------------------------------------------------------
                                                                           6,578
--------------------------------------------------------------------------------
            KOREA (0.1%)
    4,225   Korea Telecom Corp. ADR                                          115
      804   Samsung Electronics Co. Ltd.                                     107
    2,500   Samsung SDI Co. Ltd.                                              94
      350   Sk Telecom Co. Ltd.                                               70
--------------------------------------------------------------------------------
                                                                             386
--------------------------------------------------------------------------------
            MALAYSIA (0.0%)(a)
   17,500   Malayan Banking Berhad                                            64
   18,600   Telekom Malaysia Bhd                                              61
--------------------------------------------------------------------------------
                                                                             125
--------------------------------------------------------------------------------
            MEXICO (0.2%)
   10,400   Coca Cola Femsa S.A. de C.V. ADR                                 196
    3,500   Fomento Economico Mexicano S.A. de C.V. ADR                      120
   18,900   Grupo Carso S.A. *                                                51
   17,000   Grupo Modelo S.A. de C.V. "C"                                     41
    3,700   Telefonos de Mexico S.A. de C.V. ADR                             173
    3,700   Tubos de Acero de Mexico S.A. ADR                                 50
--------------------------------------------------------------------------------
                                                                             631
--------------------------------------------------------------------------------
            NETHERLANDS (1.7%)
   18,300   Akzo Nobel N.V.                                                  868
   16,200   Fortis NL N.V.                                                   476
    4,900   Gucci Group N.V.                                                 455
   12,300   ING Group N.V.                                                   885
   11,083   Koninklijke KPN N.V.                                             149
   30,433   Koninklijke Philips Electronics N.V.                             999
   15,200   Oce-van der Grinten N.V.                                         235
   12,100   Versatel Telecom *                                               121
    8,600   VNU N.V.                                                         376
   14,700   Vopak Kon                                                        290
--------------------------------------------------------------------------------
                                                                           4,854
--------------------------------------------------------------------------------
            NORWAY (0.1%)
    2,400   Schibsted ASA                                                     30
   54,300   Storebrand ASA                                                   375
--------------------------------------------------------------------------------
                                                                             405
--------------------------------------------------------------------------------
            PORTUGAL (0.4%)
   20,800   Banco Pinto & Sotto Mayor S.A. *                                 464
   28,000   Brisa-Auto Estrada de Portugal S.A.                              234
   40,000   Portugal Telecom S.A. ADR                                        325
   13,719   Telecel-Comunicacoes Pessoais S.A. *                             141
--------------------------------------------------------------------------------
                                                                           1,164
--------------------------------------------------------------------------------
            RUSSIA (0.0%)(a)
    2,200   LUKoil ADR                                                        79
--------------------------------------------------------------------------------
            SINGAPORE (0.1%)
   44,000   Hong Kong Land Holdings Ltd.                                      91
   11,000   Singapore Airlines Ltd.                                          106
   10,000   United Overseas Bank Ltd.                                         72
--------------------------------------------------------------------------------
                                                                             269
--------------------------------------------------------------------------------
            SOUTH AFRICA (0.0%)(a)
    1,100   Anglo American Platinum Corp.                                     44
    1,000   Impala Platinum Holdings Ltd.                                     47
--------------------------------------------------------------------------------
                                                                              91
--------------------------------------------------------------------------------
            SPAIN (0.6%)
   25,572   Altadis S.A.                                                     371
   36,353   Banco Bilbao Vizcaya Argentaria                                  486
   28,250   Repsol S.A.                                                      461
    8,479   Telefonica de Espana S.A. ADR *                                  401
--------------------------------------------------------------------------------
                                                                           1,719
--------------------------------------------------------------------------------
            SWEDEN (0.8%)
   18,320   Autoliv, Inc. GDR                                                376
   49,300   Ericsson LM Telephone Co. ADR                                    561
  117,606   Nordic Baltic Holding AB *                                       831
   21,360   Skandinaviska Enskilda Banken "A"                                229
   84,379   Swedish Match AB                                                 298
--------------------------------------------------------------------------------
                                                                           2,295
--------------------------------------------------------------------------------
            SWITZERLAND (0.6%)
      420   Novartis AG                                                      681
      910   Selecta Group AG                                                 208
      439   Sulzer AG P.C.                                                   279
   11,023   Syngenta AG *                                                    495
--------------------------------------------------------------------------------
                                                                           1,663
--------------------------------------------------------------------------------
            TAIWAN (0.1%)
   93,760   Taiwan Semiconductor Manufacturing Co. *                         254
   33,000   United Microelectronics *                                         52
--------------------------------------------------------------------------------
                                                                             306
--------------------------------------------------------------------------------
            TURKEY (0.0%)(a)
    2,800   Turkcell Iletisim Hizmetleri A.S. ADR *                           17
--------------------------------------------------------------------------------
            UNITED KINGDOM (2.6%)
   12,200   AstraZeneca Group plc                                            624
   41,800   Bank of Scotland                                                 392
  132,800   Billiton plc                                                     434
   13,000   BOC Group plc                                                    183
   26,900   Cable & Wireless plc                                             333
   76,800   Cadbury Schweppes                                                537
   31,258   Celltech Group plc *                                             513
   28,600   CGU plc                                                          433
  231,000   Cookson Group plc                                                596
  125,900   Corporate Services Group plc *                                   152
    7,000   Glaxo Wellcome plc ADR                                           401
   27,200   Laporte plc                                                      217
  199,800   Laporte plc "B" *                                                  2
   76,600   Old Mutual plc                                                   164
   18,700   Powergen plc                                                     155
   55,000   Reckitt Benckiser plc                                            701
   36,360   Reuters Group plc                                                536
   27,416   Royal Bank Scot Group                                            565
   93,300   Tomkins plc                                                      199
   55,541   WPP Group plc                                                    605
--------------------------------------------------------------------------------
                                                                           7,742
--------------------------------------------------------------------------------
            Total international stocks (cost: $39,852)                    46,423
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
   (000)
  ---------
                          INTERNATIONAL BOND (0.0%)(a)

            JAPAN (0.0%)(a)
     $ 60   MBL International Finance (Bermuda) Trust,
              Convertible Notes, 3.00%, 11/30/2002 (cost: $61)          $     59
--------------------------------------------------------------------------------
            Total international securities (cost: $39,913)                46,482
--------------------------------------------------------------------------------

  NUMBER
 OF SHARES
-----------
                             SMALL-CAP STOCKS (7.6%)

            AIR FREIGHT (0.3%)
    5,000   EGL, Inc. *                                                      171
    8,600   Expeditores International of Washington, Inc.                    446
    6,900   Forward Air Corp. *                                              290
--------------------------------------------------------------------------------
                                                                             907
--------------------------------------------------------------------------------
            AIRLINES (0.2%)
   10,000   Atlantic Coast Airlines Holdings, Inc. *                         426
    5,000   Frontier Airlines *                                              137
--------------------------------------------------------------------------------
                                                                             563
--------------------------------------------------------------------------------
            BIOTECHNOLOGY (0.2%)
    4,000   Medarex, Inc. *                                                  145
    3,100   Protein Design Labs, Inc. *                                      239
    1,000   Vertex Pharmaceuticals, Inc. *                                    56
--------------------------------------------------------------------------------
                                                                             440
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (0.1%)
    8,800   Adelphia Communications Corp. "A"                                245
    8,000   Insight Communications, Inc. *                                   105
--------------------------------------------------------------------------------
                                                                             350
--------------------------------------------------------------------------------
            CHEMICALS (0.0%)(a)
    4,000   Symyx Technologies *                                             126
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (0.6%)
    4,400   Alliance Fiber Optic Products, Inc.                               25
    4,000   Anaren Microwave, Inc.                                           152
    3,500   C&D Technologies, Inc.                                           143
   17,000   DMC Stratex Networks, Inc.                                       224
   11,200   L-3 Communications Holdings, Inc.                                724
    3,000   ONI Systems Corp. *                                              131
    5,000   Sawtek, Inc. *                                                   257
--------------------------------------------------------------------------------
                                                                           1,656
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (0.1%)
    5,000   Sandisk Corp. *                                                  199
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (0.2%)
    3,300   Emulex Corp.                                                     384
    5,300   Finisar Corp. *                                                  123
    3,300   Inrange Technologies Corp. "B"                                    43
    3,000   JNI Corp. *                                                      120
--------------------------------------------------------------------------------
                                                                             670
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (0.5%)
   11,250   E.piphany, Inc.                                                  441
    4,900   HNC Software, Inc. *                                             113
    4,400   Microstrategy, Inc. *                                             41
   10,000   OTG Software, Inc. *                                             186
    6,300   Pixar, Inc. *                                                    172
    5,000   Resonate, Inc.                                                    63
    2,800   SpeechWorks International, Inc.                                   87
    3,000   Ulticom, Inc. *                                                   95
    5,000   Vitria Technology, Inc.                                           78
    3,948   webMethods, Inc.                                                 248
--------------------------------------------------------------------------------
                                                                           1,524
--------------------------------------------------------------------------------
            CONSTRUCTION - CEMENT & AGGREGATES (0.0%)(a)
    2,000   Vulcan Materials Co. *                                            86
--------------------------------------------------------------------------------
            DRUGS (0.5%)
    6,000   Alpharma, Inc. "A"                                               205
    2,200   Barr Laboratories, Inc.                                          132
    7,500   GelTex Pharmaceuticals, Inc. *                                   417
   16,001   King Pharmaceuticals, Inc. *                                     780
--------------------------------------------------------------------------------
                                                                           1,534
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES (0.1%)
    2,200   Cleco Corp.                                                      103
    2,000   Pinnacle West Capital Corp.                                       93
    3,000   Utilicorp United, Inc.                                            89
--------------------------------------------------------------------------------
                                                                             285
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (0.4%)
    6,000   ACT Manufacturing, Inc. *                                        121
   15,000   APW Ltd.                                                         580
    4,500   DDI Corp. *                                                       99
    9,000   Peco II, Inc.                                                    128
    3,500   Plexus Corp.                                                     142
    4,300   TTM Technologies, Inc.                                            66
--------------------------------------------------------------------------------
                                                                           1,136
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.1%)
    8,000   Alpha Industries, Inc.                                           244
    4,000   Coherent, Inc.                                                   116
--------------------------------------------------------------------------------
                                                                             360
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (0.3%)
    1,000   Applied Micro Circuits Corp. *                                    48
    2,000   GlobeSpan, Inc. *                                                 63
    2,700   MIPS Technologies, Inc. *                                         73
      231   PMC Sierra, Inc. *                                                21
    5,000   TranSwitch Corp. *                                               136
   13,000   Triquint Semiconductor, Inc. *                                   430
    3,500   Zoran Corp. *                                                     92
--------------------------------------------------------------------------------
                                                                             863
--------------------------------------------------------------------------------
            ENGINEERING & CONSTRUCTION (0.1%)
    7,500   Quanta Services, Inc. *                                          234
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (0.1%)
    9,900   Cymer, Inc. *                                                    198
    4,000   Nanometrics, Inc.                                                 55
--------------------------------------------------------------------------------
                                                                             253
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (0.1%)
    8,000   Metris Companies, Inc.                                           194
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (0.1%)
    4,000   SEI Investments Co. *                                            356
--------------------------------------------------------------------------------
            FOODS (0.3%)
    9,000   Dreyer's Grand Ice Cream, Inc.                                   248
   13,700   Smithfield Foods, Inc.                                           387
    6,100   Suiza Foods Corp. *                                              263
--------------------------------------------------------------------------------
                                                                             898
--------------------------------------------------------------------------------
            GAMING COMPANIES (0.2%)
   10,000   International Game Technology                                    446
   30,000   Isle of Capri Casinos, Inc. *                                    233
--------------------------------------------------------------------------------
                                                                             679
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (0.1%)
    2,000   Accredo Health, Inc. *                                            80
    2,000   Professional Detailing, Inc. *                                   258
--------------------------------------------------------------------------------
                                                                             338
--------------------------------------------------------------------------------
            HEALTH CARE - SPECIALIZED SERVICES (0.2%)
    1,300   Laboratory Corp. of America Holdings                             185
    2,500   Quest Diagnostics, Inc.                                          281
--------------------------------------------------------------------------------
                                                                             466
--------------------------------------------------------------------------------
            HOMEBUILDING (0.1%)
   14,000   DR Horton, Inc.                                                  260
--------------------------------------------------------------------------------
            HOSPITALS (0.1%)
    5,000   Community Health Systems, Inc.                                   148
--------------------------------------------------------------------------------
            INSURANCE BROKERS (0.2%)
    7,600   Gallagher, Arthur J. & Co.                                       448
--------------------------------------------------------------------------------
            INSURANCE - PROPERTY/CASUALTY (0.1%)
    5,900   Radian Group, Inc.                                               383
--------------------------------------------------------------------------------
            INVESTMENT BANKS/BROKERAGE (0.1%)
    3,000   Legg Mason, Inc.                                                 137
    5,000   Waddell & Reed Financial, Inc. "B"                               154
--------------------------------------------------------------------------------
                                                                             291
--------------------------------------------------------------------------------
            INVESTMENT MANAGEMENT (0.2%)
    3,000   Affiliated Managers Group, Inc.                                  132
    5,000   Blackrock, Inc. "A" *                                            218
    3,000   Neuberger Berman, Inc.                                           200
--------------------------------------------------------------------------------
                                                                             550
--------------------------------------------------------------------------------
            MANUFACTURING - SPECIALIZED (0.2%)
    9,000   Avery Dennison Corp.                                             495
    3,500   CTS Corp.                                                        126
--------------------------------------------------------------------------------
                                                                             621
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (0.3%)
    2,400   Resmed, Inc.                                                      84
    7,100   Varian Medical Systems, Inc. *                                   418
    7,500   Vital Signs, Inc.                                                249
--------------------------------------------------------------------------------
                                                                             751
--------------------------------------------------------------------------------
            NATURAL GAS UTILITIES (0.1%)
    4,000   Energen Corp.                                                    114
    3,800   New Jersey Resources Corp.                                       153
    5,000   Piedmont Natural Gas, Inc.                                       166
--------------------------------------------------------------------------------
                                                                             433
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (0.4%)
    4,500   Cooper Cameron Corp. *                                           244
    8,400   Ensco International, Inc.                                        204
   13,000   Grant Prideco, Inc. *                                            184
    3,700   National-Oilwell, Inc. *                                         118
    8,000   Rowan Companies, Inc. *                                          159
    4,000   Smith International, Inc. *                                      232
    4,000   Tidewater, Inc.                                                  162
--------------------------------------------------------------------------------
                                                                           1,303
--------------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (0.1%)
    4,000   EOG Resources, Inc.                                              170
    4,000   Spinnaker Exploration Co. *                                      104
--------------------------------------------------------------------------------
                                                                             274
--------------------------------------------------------------------------------
            PAPER & FOREST PRODUCTS (0.0%)(a)
    3,000   Potlatch Corp.                                                    94
--------------------------------------------------------------------------------
            POWER PRODUCERS - INDEPENDENT (0.0%)(a)
    5,000   NRG Energy, Inc.                                                 128
--------------------------------------------------------------------------------
            RETAIL - DISCOUNTERS (0.2%)
   16,500   Dollar Tree Stores, Inc. *                                       615
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY (0.2%)
   12,000   99 Cents Only Stores *                                           279
    7,900   Coach, Inc.                                                      175
--------------------------------------------------------------------------------
                                                                             454
--------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (0.1%)
    5,000   Barra, Inc. *                                                    286
    3,000   Learning Tree International, Inc. *                              104
--------------------------------------------------------------------------------
                                                                             390
--------------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (0.1%)
    4,000   Affiliated Computer Services, Inc. *                             225
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (0.1%)
    3,000   Aether Systems, Inc. *                                           170
    5,300   Triton PCS Holdings, Inc. "A" *                                  180
--------------------------------------------------------------------------------
                                                                             350
--------------------------------------------------------------------------------
            TELEPHONES (0.0%)(a)
      100   Allegiance Telecom, Inc. *                                         1
--------------------------------------------------------------------------------
            TEXTILES - HOME FURNISHINGS (0.1%)
   10,000   Herman Miller, Inc.                                              236
--------------------------------------------------------------------------------
            WASTE MANAGEMENT (0.1%)
   15,000   Waste Connections, Inc. *                                        375
--------------------------------------------------------------------------------
            Total small-cap stocks (cost: $22,202)                        22,447
--------------------------------------------------------------------------------
                            LARGE-CAP STOCKS (56.2%)

            AEROSPACE/DEFENSE (0.7%)
   21,400   Boeing Co.                                                     1,478
   15,700   Lockheed Martin Corp.                                            535
--------------------------------------------------------------------------------
                                                                           2,013
--------------------------------------------------------------------------------
            AIR FREIGHT (0.3%)
   13,500   United Parcel Service "B"                                        819
--------------------------------------------------------------------------------
            AIRLINES (0.2%)
   20,600   Southwest Airlines Co.                                           650
--------------------------------------------------------------------------------
            ALUMINUM (0.2%)
   19,600   Alcoa, Inc.                                                      552
--------------------------------------------------------------------------------
            AUTOMOBILES (0.2%)
   16,258   Ford Motor Co.                                                   370
    5,716   General Motors Corp.                                             283
--------------------------------------------------------------------------------
                                                                             653
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (2.3%)
   16,500   Bank of New York Co., Inc.                                       911
   18,000   Bank One Corp.                                                   645
   10,650   Fifth Third Bancorp                                              571
   14,600   Fleet Boston Financial Corp.                                     547
    6,800   Mellon Financial Corp.                                           319
   12,000   Northern Trust Corp.                                           1,033
    4,300   PNC Financial Services Group                                     286
    6,200   State Street Corp.                                               800
   35,700   Wells & Fargo Co.                                              1,693
--------------------------------------------------------------------------------
                                                                           6,805
--------------------------------------------------------------------------------
            BANKS - MONEY CENTER (0.9%)
   23,060   Bank of America Corp.                                            921
   33,600   Chase Manhattan Corp.                                          1,239
   16,500   First Union Corp.                                                415
--------------------------------------------------------------------------------
                                                                           2,575
--------------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.4%)
   24,200   Anheuser-Busch Cos., Inc.                                      1,148
--------------------------------------------------------------------------------
            BEVERAGES - NONALCOHOLIC (1.6%)
   52,100   Coca-Cola Co.                                                  3,263
   31,500   PepsiCo, Inc.                                                  1,429
--------------------------------------------------------------------------------
                                                                           4,692
--------------------------------------------------------------------------------
            BIOTECHNOLOGY (0.8%)
   15,800   Amgen, Inc. *                                                  1,005
    4,800   Biogen, Inc. *                                                   263
    8,000   Genentech, Inc. *                                                544
    6,900   Immunex Corp. *                                                  257
    5,100   Med Immune, Inc. *                                               271
--------------------------------------------------------------------------------
                                                                           2,340
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (0.1%)
    2,700   Clear Channel Communications, Inc. *                             136
    6,018   General Motors Corp. "H"                                         131
--------------------------------------------------------------------------------
                                                                             267
--------------------------------------------------------------------------------
            CHEMICALS (0.6%)
   17,700   Dow Chemical Co.                                                 541
   21,000   Du Pont (E. I.) De Nemours & Co.                                 889
    9,900   Rohm & Haas Co.                                                  294
--------------------------------------------------------------------------------
                                                                           1,724
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (1.4%)
    3,100   CIENA Corp. *                                                    235
   15,200   JDS Uniphase Corp. *                                             761
   49,700   Lucent Technologies, Inc.                                        774
   35,100   Motorola, Inc.                                                   704
   13,800   QualComm, Inc. *                                               1,107
    2,500   Scientific Atlanta, Inc.                                         101
    7,300   Tellabs, Inc. *                                                  387
--------------------------------------------------------------------------------
                                                                           4,069
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (2.3%)
   41,900   Dell Computer Corp. *                                            807
    6,800   Gateway 2000, Inc. *                                             129
   35,000   Hewlett-Packard Co.                                            1,107
   28,700   IBM Corp.                                                      2,683
    6,700   Palm, Inc. *                                                     242
   23,500   Sun Microsystems, Inc. *                                       1,788
--------------------------------------------------------------------------------
                                                                           6,756
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (2.0%)
    2,200   Brocade Communications Systems, Inc. *                           370
  102,000   Cisco Systems, Inc. *                                          4,883
    2,600   Juniper Networks, Inc. *                                         324
    5,700   Network Appliance, Inc. *                                        281
    2,500   Redback Networks, Inc. *                                         175
--------------------------------------------------------------------------------
                                                                           6,033
--------------------------------------------------------------------------------
            COMPUTER - PERIPHERALS (0.7%)
   29,400   EMC Corp. *                                                    2,187
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (3.4%)
    5,400   Adobe Systems, Inc.                                              342
   34,600   America Online, Inc. *                                         1,405
    7,400   BEA Systems, Inc. *                                              433
    8,500   Computer Associates International, Inc.                          222
    2,900   I2 Technologies, Inc. *                                          280
   72,000   Microsoft Corp. *                                              4,131
   75,300   Oracle Corp. *                                                 1,996
    6,000   Siebel Systems, Inc. *                                           419
    5,500   Tibco Software, Inc. *                                           191
    1,700   VeriSign, Inc. *                                                 147
    4,100   Veritas Software Corp. *                                         400
    3,100   Yahoo! Inc. *                                                    123
--------------------------------------------------------------------------------
                                                                          10,089
--------------------------------------------------------------------------------
            DISTRIBUTIONS - FOOD/HEALTH (0.3%)
   15,600   Sysco Corp.                                                      862
--------------------------------------------------------------------------------
            DRUGS (4.5%)
   19,900   Eli Lilly & Co.                                                1,864
   40,200   Merck & Co., Inc.                                              3,726
  108,650   Pfizer, Inc.                                                   4,815
   23,416   Pharmacia Corp.                                                1,428
   24,900   Schering-Plough Corp.                                          1,396
--------------------------------------------------------------------------------
                                                                          13,229
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES (1.7%)
   11,400   Dominion Resources, Inc.                                         684
   12,200   Duke Energy Corp.                                              1,097
   14,300   Edison International                                             328
    8,700   Exelon Corp.                                                     577
   19,800   PG&E Corp.                                                       543
   15,600   Reliant Energy, Inc.                                             612
   26,100   Southern Company                                                 824
    7,500   TXU Corp.                                                        300
--------------------------------------------------------------------------------
                                                                           4,965
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (2.7%)
  146,400   General Electric Co.                                           7,256
   13,800   Honeywell International, Inc.                                    673
--------------------------------------------------------------------------------
                                                                           7,929
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.1%)
    8,200   Agilent Technologies, Inc. *                                     428
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (1.8%)
    6,200   Advanced Micro Devices, Inc. *                                    95
    5,600   Analog Devices, Inc. *                                           278
    3,800   Broadcom Corp. *                                                 371
   89,500   Intel Corp.                                                    3,407
    4,200   Micron Technology, Inc. *                                        132
   20,700   Texas Instruments, Inc.                                          772
    5,600   Xilinx, Inc. *                                                   218
--------------------------------------------------------------------------------
                                                                           5,273
--------------------------------------------------------------------------------
            ENTERTAINMENT (1.3%)
   25,500   Time Warner, Inc.                                              1,581
   22,486   Viacom, Inc. *                                                 1,150
   37,300   Walt Disney Co.                                                1,079
--------------------------------------------------------------------------------
                                                                           3,810
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (0.2%)
   12,100   Applied Materials, Inc. *                                        489
    4,600   KLA-Tencor Corp. *                                               127
--------------------------------------------------------------------------------
                                                                             616
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (0.1%)
    8,400   Household International, Inc.                                    419
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (3.0%)
   32,500   American Express Co.                                           1,785
   15,000   Associates First Capital "A"                                     530
   76,667   Citigroup, Inc.                                                3,819
   14,300   Fannie Mae                                                     1,130
    8,600   Freddie Mac                                                      520
   14,600   Morgan Stanley Dean Witter & Co.                                 925
--------------------------------------------------------------------------------
                                                                           8,709
--------------------------------------------------------------------------------
            FOODS (0.6%)
   25,400   ConAgra, Inc.                                                    646
   25,700   H.J. Heinz Co.                                                 1,173
--------------------------------------------------------------------------------
                                                                           1,819
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (2.6%)
   27,100   Abbott Laboratories                                            1,492
   23,500   American Home Products Corp.                                   1,413
   34,700   Bristol-Myers Squibb Co.                                       2,405
   24,389   Johnson & Johnson, Inc.                                        2,439
--------------------------------------------------------------------------------
                                                                           7,749
--------------------------------------------------------------------------------
            HEALTH CARE - HMOS (0.2%)
    5,400   UnitedHealth Group, Inc.                                         633
--------------------------------------------------------------------------------
            HOSPITALS (0.1%)
    6,300   Tenet Healthcare Corp. *                                         268
--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (1.4%)
   16,400   Colgate-Palmolive Co.                                            964
   16,300   Kimberly-Clark Corp.                                           1,140
   25,700   Procter & Gamble Co.                                           1,924
--------------------------------------------------------------------------------
                                                                           4,028
--------------------------------------------------------------------------------
            INSURANCE BROKERS (0.3%)
    8,400   Marsh & McLennan Cos., Inc.                                      967
--------------------------------------------------------------------------------
            INSURANCE - LIFE/HEALTH (0.2%)
    6,000   American General Corp.                                           450
--------------------------------------------------------------------------------
            INSURANCE - MULTILINE COMPANIES (1.2%)
   37,800   American International Group, Inc.                             3,664
--------------------------------------------------------------------------------
            INTERNET SERVICES (0.1%)
    3,100   Ariba, Inc. *                                                    193
    4,400   Exodus Communications, Inc. *                                    100
--------------------------------------------------------------------------------
                                                                             293
--------------------------------------------------------------------------------
            INVESTMENT BANKS/BROKERAGE (0.7%)
   19,050   Charles Schwab Corp.                                             527
    5,400   Goldman Sachs Group, Inc.                                        444
    6,800   Lehman Brothers Holdings, Inc.                                   337
   12,800   Merrill Lynch & Co., Inc.                                        741
--------------------------------------------------------------------------------
                                                                           2,049
--------------------------------------------------------------------------------
            INVESTMENT MANAGEMENT (0.2%)
   14,400   Franklin Resources, Inc.                                         522
    5,900   T. Rowe Price Associates, Inc.                                   215
--------------------------------------------------------------------------------
                                                                             737
--------------------------------------------------------------------------------
            MACHINERY - DIVERSIFIED (0.2%)
   11,900   Caterpillar, Inc.                                                468
--------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (1.2%)
   10,400   Corning, Inc.                                                    609
    6,200   Illinois Tool Works, Inc.                                        349
    6,100   Minnesota Mining & Manufacturing Co.                             609
   29,700   Tyco International Ltd.                                        1,567
    6,400   United Technologies Corp.                                        453
--------------------------------------------------------------------------------
                                                                           3,587
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (0.6%)
    4,100   Baxter International, Inc.                                       355
    7,000   Guidant Corp. *                                                  377
   16,900   Medtronic, Inc.                                                  900
--------------------------------------------------------------------------------
                                                                           1,632
--------------------------------------------------------------------------------
            OIL - INTERNATIONAL INTEGRATED (3.1%)
   30,500   Chevron Corp.                                                  2,497
   53,700   Exxon Mobil Corp.                                              4,726
   33,100   Texaco, Inc.                                                   1,922
--------------------------------------------------------------------------------
                                                                           9,145
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (0.7%)
   29,400   Baker Hughes, Inc.                                               972
   28,200   Halliburton Co.                                                  941
    6,600   Transocean Sedco Forex, Inc.                                     263
--------------------------------------------------------------------------------
                                                                           2,176
--------------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (0.6%)
   12,400   Anadarko Petroleum Corp.                                         738
   10,400   Apache Corp.                                                     543
    9,400   Burlington Resources, Inc.                                       384
--------------------------------------------------------------------------------
                                                                           1,665
--------------------------------------------------------------------------------
            PAPER & FOREST PRODUCTS (0.2%)
    8,300   International Paper Co.                                          281
    9,400   Weyerhaeuser Co.                                                 411
--------------------------------------------------------------------------------
                                                                             692
--------------------------------------------------------------------------------
            PERSONAL CARE (0.3%)
   22,800   Gillette Co.                                                     772
--------------------------------------------------------------------------------
            PHOTOGRAPHY - IMAGING (0.0%)(a)
   14,400   Xerox Corp.                                                      100
--------------------------------------------------------------------------------
            PUBLISHING (0.1%)
    3,900   McGraw Hill, Inc.                                                207
--------------------------------------------------------------------------------
            PUBLISHING/NEWSPAPERS (0.1%)
    6,500   Gannett, Inc.                                                    349
    2,000   Tribune Co.                                                       74
--------------------------------------------------------------------------------
                                                                             423
--------------------------------------------------------------------------------
            RETAIL - BUILDING SUPPLIES (0.4%)
   31,500   Home Depot, Inc.                                               1,234
--------------------------------------------------------------------------------
            RETAIL - COMPUTERS & ELECTRONICS (0.1%)
    7,500   Best Buy Co., Inc. *                                             193
--------------------------------------------------------------------------------
            RETAIL - DEPARTMENT STORES (0.2%)
    8,700   Kohls Corp. *                                                    466
--------------------------------------------------------------------------------
            RETAIL - FOOD (0.3%)
   14,600   Safeway, Inc. *                                                  860
--------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISING (1.8%)
   15,200   Target Corp.                                                     457
   93,000   Wal-Mart Stores, Inc.                                          4,853
--------------------------------------------------------------------------------
                                                                           5,310
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY APPAREL (0.1%)
   13,100   Gap, Inc.                                                        327
--------------------------------------------------------------------------------
            SERVICES - COMPUTER SYSTEMS (0.3%)
    3,800   Computer Sciences Corp. *                                        259
   10,100   Electronic Data Systems Corp.                                    535
--------------------------------------------------------------------------------
                                                                             794
--------------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (0.2%)
   10,700   Automatic Data Processing, Inc. *                                706
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (0.3%)
   15,500   Nextel Communications, Inc. *                                    481
   17,300   Sprint Corp. - PCS Group *                                       392
--------------------------------------------------------------------------------
                                                                             873
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (0.8%)
   42,200   AT&T Corp.                                                       828
   17,500   Global Crossing Ltd. *                                           217
   23,000   Qwest Communications International, Inc. *                       868
   37,800   WorldCom, Inc. *                                                 565
--------------------------------------------------------------------------------
                                                                           2,478
--------------------------------------------------------------------------------
            TELEPHONES (2.5%)
   36,300   BellSouth Corp.                                                1,518
   58,200   SBC Communications, Inc.                                       3,197
   47,550   Verizon Communications                                         2,672
--------------------------------------------------------------------------------
                                                                           7,387
--------------------------------------------------------------------------------
            TOBACCO (0.7%)
   50,500   Philip Morris Cos., Inc.                                       1,928
--------------------------------------------------------------------------------
            Total large-cap stocks (cost: $146,072)                      165,692
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                            COUPON
  (000)                                              RATE     MATURITY
----------------------------------------------------------------------
                                  BONDS (19.1%)

   $2,000   American Health Properties, Inc.         7.50%   1/15/2007     1,859
    2,000   ARG Funding Corp., Series 1999-1,
              Class A3                               6.02    5/20/2005     1,983
    2,000   Capital One Financial Corp.              7.25   12/01/2003     1,909
    2,000   Corporacion Andina De Fomento
              (Venezuela)                            7.10    2/01/2003     1,988
    1,000   Dominion Resources, Inc.                 8.13    6/15/2010     1,054
    1,000   Empire District Electric Co.             7.70   11/15/2004     1,028
    2,000   Federal Home Loan Mortgage Corp.,
              Series 2160 VC                         6.00    8/15/2013     1,892
    1,000   Federal National Mortgage Assn.          7.13    6/15/2010     1,051
    1,054   Federal National Mortgage Assn.,
              Series 1997-72 CA                      9.50    9/18/2023     1,093
    1,415   Federal National Mortgage Assn.,
              Series 1997-79 U                       9.00   11/18/2024     1,473
    1,250   Federal National Mortgage Assn.,
              Series 1998-7 H                        9.00    3/18/2025     1,315
    2,000   Federal National Mortgage Assn.,
              Series 1999-25 VB                      6.00    4/25/2016     1,855
    1,000   First Industrial L.P.                    7.60    5/15/2007       970
    1,050   First Union Corp.                        6.82    8/01/2026     1,016
    2,000   FIRSTPLUS Home Loan Owner Trust,
              Series 1998-1, Class A-5               6.25   11/10/2016     1,984
    1,000   Ford Motor Credit Co.                    7.38   10/28/2009       983
    2,000   Giddings & Lewis, Inc.                   7.50   10/01/2005     1,974
    1,000   Government National Mortgage Assn.,
              Series 1999-14 VD                      6.00    3/20/2014       948
    1,000   Great Atlantic & Pacific Tea, Inc.       7.70    1/15/2004       815
    2,000   Heller Financial, Inc.                   7.38   11/01/2009     1,929
    1,000   Household Finance Corp.                  8.00    5/09/2005     1,028
    2,000   HUBCO, Inc.                              8.20    9/15/2006     1,942
    2,000   Imperial Bancorp                         8.50    4/01/2009     2,054
    1,000   Kmart Corp.                              7.95    2/01/2023       663
    2,000   Limestone Electron Trust (b)             8.63    3/15/2003     2,047
    1,000   Merita Bank Ltd. (Finland)               6.50    1/15/2006       965
    1,000   Merrill Lynch & Co., Inc.                6.50    7/15/2018       887
    2,000   Osprey Trust, Osprey I, Inc. (b)         8.31    1/15/2003     2,033
    1,000   Pulte Corp.                              7.00   12/15/2003       945
    1,000   Reckson Operating Partnership, L.P.      7.75    3/15/2009       962
    2,000   Safeway, Inc.                            7.50    9/15/2009     2,028
    1,000   Security Capital Pacific Trust           7.15   10/15/2003       987
    2,000   Sovereign Bancorp, Inc.                 10.25    5/15/2004     1,990
    2,000   Supervalu, Inc.                          7.63    9/15/2004     2,027
    2,820   TriNet Corporate Realty Trust, Inc.      6.75    3/01/2013     2,612
    1,000   Washington Real Estate Investment
              Trust                                  7.25    8/13/2006       981
    2,000   Waste Management, Inc.                   6.38   12/01/2003     1,905
    1,000   WorldCom, Inc.                           8.25    5/15/2010     1,041
--------------------------------------------------------------------------------
            Total bonds (cost: $56,718)                                   56,216
--------------------------------------------------------------------------------
                         MONEY MARKET INSTRUMENT (1.0%)

    2,969   Federal National Mortgage Association Discount Note,
              6.43%, 12/01/2000 (cost: $2,969)                             2,969
--------------------------------------------------------------------------------
            Total investments (cost: $267,874)                          $293,806
================================================================================

                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------
            Drugs                                                6.5%
            Banks - Major Regional                               5.3
            U.S. Government                                      4.3
            Computer Software & Service                          4.2
            Finance - Diversified                                4.0
            Oil - International Integrated                       3.8
            Telephones                                           3.6
            Electrical Equipment                                 3.2
            Communication Equipment                              3.0
            Real Estate Investment Trusts                        3.0
            Electric Utilities                                   2.8
            Health Care - Diversified                            2.7
            Electronics - Semiconductors                         2.5
            Computer - Hardware                                  2.4
            Banks - Money Center                                 2.3
            Computer - Networking                                2.3
            Insurance - Multiline Companies                      2.1
            Retail - General Merchandising                       2.0
            Beverages - Nonalcoholic                             1.8
            Natural Gas Utilities                                1.7
            Household Products                                   1.6
            Manufacturing - Diversified Industries               1.6
            Finance - Consumer                                   1.5
            Oil & Gas - Drilling/Equipment                       1.5
            Asset-Backed Securities                              1.3
            Entertainment                                        1.3
            Investment Banks/Brokerage                           1.3
            Retail - Food                                        1.3
            Telecommunications - Long Distance                   1.3
            Distributions - Food/Health                          1.0
            Manufacturing - Specialized                          1.0
            Oil & Gas - Exploration & Production                 1.0
            Other                                               20.5
                                                                ----
            Total                                               99.7%
                                                                ====




USAA GROWTH STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
(UNAUDITED)

GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

The large-cap stocks category consists of investments in common stocks of companies with market capitalizations of $1 billion or more at the time of purchase. Small-cap stocks have market capitalizations of less than $1 billion at the time of purchase.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Represents less than 0.1% of net assets.

(b) Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by the Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Trustees.

* Non-income producing security.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




USAA GROWTH STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

NOVEMBER 30, 2000
(UNAUDITED)

ASSETS

   Investments in securities, at market value
      (identified cost of $267,874)                                   $ 293,806
   Cash                                                                      47
   Cash denominated in foreign currencies (identified cost of $323)         311
   Receivables:
      Capital shares sold                                                    69
      Dividends and interest                                              1,239
      Securities sold                                                       978
   Unrealized appreciation on foreign currency contracts held,
      at value                                                                1
                                                                      ----------
         Total assets                                                   296,451
                                                                      ----------

LIABILITIES

   Securities purchased                                                   1,292
   Unrealized depreciation on foreign currency contracts held,
      at value                                                                1
   Capital shares redeemed                                                  133
   USAA Investment Management Company                                       189
   USAA Transfer Agency Company                                              80
   Accounts payable and accrued expenses                                    171
                                                                      ----------
         Total liabilities                                                1,866
                                                                      ----------
            Net assets applicable to capital shares outstanding       $ 294,585
                                                                      ==========

REPRESENTED BY:

   Paid-in capital                                                    $ 271,601
   Accumulated undistributed net investment income                        1,660
   Accumulated net realized loss on investments                          (4,589)
   Net unrealized appreciation of investments                            25,932
   Net unrealized depreciation on foreign currency translations             (19)
                                                                      ----------
            Net assets applicable to capital shares outstanding       $ 294,585
                                                                      ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                           21,348
                                                                      ==========
   Net asset value, redemption price, and offering price per share    $   13.80
                                                                      ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






USAA GROWTH STRATEGY FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2000
(UNAUDITED)

Net investment income:
   Income:
      Dividends (net of foreign taxes withheld of $46)                 $  1,234
      Interest                                                            2,448
                                                                       ---------
         Total income                                                     3,682
                                                                       ---------
   Expenses:
      Management fees                                                     1,241
      Transfer agent's fees                                                 472
      Custodian's fees                                                      125
      Postage                                                                91
      Shareholder reporting fees                                             18
      Trustees' fees                                                          2
      Registration fees                                                      26
      Professional fees                                                      21
      Other                                                                   2
                                                                       ---------
         Total expenses                                                   1,998
                                                                       ---------
            Net investment income                                         1,684
                                                                       ---------
Net realized and unrealized loss on investments and foreign currency:
   Net realized loss on:
      Investments                                                        (3,614)
      Foreign currency transactions                                          (6)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       (21,889)
      Foreign currency translations                                         (21)
                                                                       ---------
            Net realized and unrealized loss                            (25,530)
                                                                       ---------
Decrease in net assets resulting from operations                       $(23,846)
                                                                       =========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





USAA GROWTH STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN  THOUSANDS)

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2000, AND YEAR ENDED MAY 31, 2000
(UNAUDITED)

                                                           11/30/00    5/31/00
                                                          ----------------------
From operations:
   Net investment income                                   $  1,684    $  3,055
   Net realized gain (loss) on investments                   (3,614)     21,931
   Net realized loss on foreign currency transactions            (6)        (25)
   Change in net unrealized appreciation/depreciation of:
      Investments                                           (21,889)     16,723
      Foreign currency translations                             (21)          5
                                                          ----------------------
      Increase (decrease) in net assets resulting
         from operations                                    (23,846)     41,689
                                                          ----------------------
Distributions to shareholders from:
   Net investment income                                     (1,558)     (3,409)
                                                          ----------------------
   Net realized gains                                       (13,532)    (22,422)
                                                          ----------------------
From capital share transactions:
   Proceeds from shares sold                                 54,897      85,489
   Reinvested dividends                                      14,971      25,670
   Cost of shares redeemed                                  (51,253)    (70,864)
                                                          ----------------------
      Increase in net assets from capital share
         transactions                                        18,615      40,295
                                                          ----------------------
Net increase (decrease) in net assets                       (20,321)     56,153
Net assets:
   Beginning of period                                      314,906     258,753
                                                          ----------------------
   End of period                                           $294,585    $314,906
                                                          ======================
Accumulated undistributed net investment income:
   End of period                                           $  1,660    $  1,540
                                                          ======================
Change in shares outstanding:
   Shares sold                                                3,502       5,521
   Shares issued for dividends reinvested                       938       1,674
   Shares redeemed                                           (3,292)     (4,593)
                                                          ----------------------
      Increase in shares outstanding                          1,148       2,602
                                                          ======================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






USAA GROWTH STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2000
(UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 11 separate funds. The information presented in this semiannual report pertains only to the USAA Growth Strategy Fund (the Fund). The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Board of Trustees.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the six-month period ended November 30, 2000.

(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2000, were $117,477,000 and $111,205,000, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 2000, were $50,299,000 and $24,367,000, respectively.

(5) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At November 30, 2000, the terms of open foreign currency contracts were as follows:

FOREIGN CURRENCY CONTRACTS TO BUY:

--------------------------------------------------------------------------------------------
                                 U.S. DOLLAR
EXCHANGE       CONTRACTS TO      VALUE AS OF     IN EXCHANGE      UNREALIZED     UNREALIZED
  DATE           RECEIVE           11/30/00    FOR U.S. DOLLAR   APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------

12/01/00     60 Euro Currency      $ 52,000       $ 51,000          $1,000            -
--------------------------------------------------------------------------------------------
12/04/00    7,478 Japanese Yen       67,000         68,000             -          $(1,000)
--------------------------------------------------------------------------------------------
12/04/00    4,640 Japanese Yen       42,000         42,000             -              -
--------------------------------------------------------------------------------------------
12/06/00   77 South African Rand     10,000         10,000             -              -
--------------------------------------------------------------------------------------------
12/06/00   96 South African Rand     12,000         12,000             -              -
--------------------------------------------------------------------------------------------
                                   $183,000       $183,000          $1,000        $(1,000)
============================================================================================




FOREIGN CURRENCY CONTRACTS TO SELL:

----------------------------------------------------------------------------------------------
                                   U.S. DOLLAR
EXCHANGE        CONTRACTS TO       VALUE AS OF     IN EXCHANGE      UNREALIZED     UNREALIZED
  DATE             DELIVER           11/30/00    FOR U.S. DOLLAR   APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------

12/05/00      21 Euro Currency       $ 18,000       $ 18,000            -              -
----------------------------------------------------------------------------------------------
12/05/00     243 Norwegian Krone       26,000         26,000            -              -
----------------------------------------------------------------------------------------------
12/01/00   11,463,067 Turkish Lira     17,000         17,000            -              -
----------------------------------------------------------------------------------------------
12/01/00   11,651,919 Turkish Lira     17,000         17,000            -              -
----------------------------------------------------------------------------------------------
12/06/00    96 South African Rand      12,000         12,000            -              -
----------------------------------------------------------------------------------------------
                                     $ 90,000       $ 90,000            -              -
==============================================================================================




(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at 0.75% of its annual average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                              SIX-MONTH                                                                    NINE-MONTH
                             PERIOD ENDED                                                                 PERIOD ENDED
                             NOVEMBER 30,                         YEAR ENDED MAY 31,                         MAY 31,
                             ------------------------------------------------------------------------------------------
                                2000            2000            1999             1998           1997           1996*
                             ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period       $    15.59      $    14.70      $    14.30      $    13.10      $    12.74      $    10.00
Net investment income               .08             .15             .12             .13             .15             .11(b)
Net realized and
   unrealized gain (loss)         (1.14)           2.17            1.05            1.43             .77            2.66
Distributions from net
   investment income               (.08)           (.19)           (.08)           (.13)           (.12)           (.03)
Distributions of realized
   capital gains                   (.65)          (1.24)           (.69)           (.23)           (.44)            -
                             ------------------------------------------------------------------------------------------
Net asset value at
   end of period             $    13.80      $    15.59      $    14.70      $    14.30      $    13.10      $    12.74
                             ==========================================================================================
Total return (%) **               (7.44)          16.17            8.46           12.12            7.73           27.76
Net assets at end
   of period (000)           $  294,585      $  314,906      $  258,753      $  249,412      $  193,921      $   87,188
Ratio of expenses to
   average net
   assets (%)                      1.24(a)         1.24            1.28            1.25            1.31            1.66(a)
Ratio of net investment
   income to average
   net assets (%)                  1.04(a)         1.04             .84             .97            1.46            1.34(a)
Portfolio turnover (%)            35.12           71.54           41.65           69.42           62.50           40.21

  * FUND COMMENCED OPERATIONS SEPTEMBER 1, 1995.
 ** ASSUMES  REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN  DISTRIBUTIONS
    DURING THE PERIOD.
(a) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.
(b) CALCULATED USING WEIGHTED AVERAGE SHARES.









TRUSTEES
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                       LEGAL COUNSEL
USAA Shareholder Account Services    Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road             Exchange Place
San Antonio, Texas 78288             Boston, Massachusetts 02109

CUSTODIAN                            INDEPENDENT AUDITORS
State Street Bank and Trust Company  KPMG LLP
P.O. Box 1713                        112 East Pecan, Suite 2400
Boston, Massachusetts 02105          San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS           INTERNET ACCESS
Call toll free - Central Time        usaa.com(REGISTERED TRADEMARK)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777